Credit Facilities - Maturity of Credit Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 624,043
2021	189,573
2022	713,952
2023	249,240
2024	359,898
Thereafter	1,289,393
Total debt	$ 3,426,099	$ 3,143,280